Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrants [Abstract]
WARRANTS

NOTE 7 – WARRANTS

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding as of March 31, 2026:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

Public and Private Warrants	92.00	837,625	0.28	7.27
September 2025 Private Placement Warrant	5.405	2,716,388	3.35	1.39
February 2026 Warrants	2.13	7,042,200	4.91	1.42
	2.13-92.00	10,596,213	4.14	10.08

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding as of December 31, 2025:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

Public and Private Warrants	92.00	837,625	0.53	16.19
April 2024 Warrants	6.88	14,535	0.01	0.02
August 2025 Warrant	4.4	250,000	0.24	0.23
September 2025 Private Placement Warrant	5.405	3,658,537	3.60	4.15
	4.4 – 92.00	4,760,697	2.87	20.59

Warrant activities for the three month ended March 31, 2026 were as follows:

	Number of warrants	Weighted Average Exercise Price
		USD

Outstanding at December 31, 2025	4,760,697	17.12
Expired	(14,535)	6.88
Granted	7,042,200	2.13
Exercised	(1,192,149)	5.19
	10,596,213	10.08

NOTE 13 – WARRANTS

a.	On June 11, 2024 (the “Effective Date”), the Company issued a Senior Unsecured Promissory Note (the “X Group Note 1”) in the principal amount of $312.5 to X Group Fund of Funds, a Michigan limited partnership (“X Group”) in consideration of cash proceeds in the amount of $250. As an additional inducement to provide the X Group Note 1, the Company issued X Group a Stock Purchase Warrant (“X Group Warrant 1”) to acquire 150,000 shares of common stock at a per share price of $2.00 for a term of five years that may be exercised on a cash or cashless basis. X Group Warrant 1 was initially convertible at a per share conversion price of $2.00. The number of shares and exercise prices for the X Group Note 1 and X Group Warrant 1 reflect the October 2024 reverse stock split

The Company and X Group also entered into a Restructuring Agreement providing that, among other items, X Group, in its sole discretion, will have the right for a period for six months from the Effective Date (the “Investment Period”), to lend the Company an additional $500,000 in consideration of a convertible promissory note that will have a term of two years, bear interest at 12% and will convert into shares of common stock at a per share price of $2.00. During the Investment Period, the Company may not incur additional debt or enter into any equity financing arrangement without the written consent of the X Group.

In order to induce X Group to provide the loan contemplated pursuant to the Note, Emil Assentato, a former director and executive officer of the Company, entered into a Voting Agreement with the Company and X Group agreeing to vote his shares in support of any transaction provided by X Group. The Company and X Group have agreed that 100% of all loan balances including loans payable to Emil Assentato by the Company will be recorded on the books of the Company as a bona fide debt of the Company, of which 30% of such debt will be paid within nine (9) months of the Effective Date and the balance to be repaid within twenty-four (24) months of the Effective Date.

On September 10, 2024, the Company issued an additional Senior Unsecured Promissory Note (the “X Group Note 2”) in the principal amount of $125 to X Group in consideration of cash proceeds in the amount of $100, which was funded on September 4, 2024.

On November 8, 2024, the Company entered into a Conversion Agreement (the “Conversion Agreement”) with X Group to convert outstanding principal and interest totaling of $771,085 payable under the X Group Note 1 and the X Group Note 2 (the “X Group Debt”) into shares of common stock of the Company. Pursuant to the Conversion Agreement, the Company issued 385,542 shares of its common stock and an additional warrant to purchase 351,424 shares of common stock exercisable for a period of five years at an exercise price of $2.00 per share (“X Group Warrant 2”) in exchange for the cancellation of the X Group Debt. Further, the Company and X Group entered into a letter agreement providing that X Group may not exercise the X Group Warrant 1 in the event such exercise would result in X Group holding in excess of 19.9% of the Company’s outstanding shares of common stock as of November 8, 2024. On November 14, 2024, the Company and X Group entered into a letter agreement pursuant to which it amended the terms of the Conversion Agreement and the X Group Warrant 2 issued in connection with the Conversion Agreement. Pursuant to the letter agreement, the shares of common stock to be issued under the Conversion Agreement were amended to be 319,952 shares of common stock of the Company and the exercise price of the X Group Warrant 2 was amended to be $2.41.

The assumptions used for the Black-Scholes option pricing model for liability-classified stock purchase warrants are as follows:

June 2024 Warrants	November 2024 Modification
Expected volatility (%)	113.8%
Risk-free interest rate (%)	4.40%
Expected dividend yield	0.0%
Expected term of options (years)	4.6
Exercise price (US dollars)	2.0
Share price (US dollars)
November 2024 Warrants	November 2024 Issuance
Expected volatility (%)	113.8%
Risk-free interest rate (%)	4.20%
Expected dividend yield	0.0%
Expected term of options (years)	5
Exercise price (US dollars)	2.0
Share price (US dollars)

b.	On August 28, 2025, the Company, Nukk Picolo and Mandragola, entered into a JV Agreement (see note 1E). In connection with the JV Agreement, the Company agreed to issue to Mandragola. five-year warrants to purchase 250,000 shares at an exercise price of $4.40 per share and five-year performance-based warrants to purchase 350,000 shares at an exercise price of $6.00 per share (the “Performance Warrants”).

The Company accounted for the JV Warrants as share-based payment award. Accordingly, the JV Warrants were measured at grant-date fair value and with no subsequent update

The fair value of the JV Warrants was calculated as of grant date using a Monte Carlo simulation model. The key assumptions used in the valuation were as follows:

Fair value of the JV Warrants	August 28, 2025
Expected volatility (%)	110.10%
Risk-free interest rate (%)	3.65%
Expected dividend yield	0.0%
Expected term of options (years)	5
Exercise price (US dollars)	$4.40
Share price (US dollars)	$4.33
Fair value (U.S. dollars)	$1,673

The Performance Warrants vest only upon the JV Company achieving cumulative revenues of $25 million within five years from the issuance date. If the revenue target is not achieved within such period, the Performance Warrants expire unvested.

As of December 31, 2025, management concluded that the revenue target had not been met and that the performance condition was not yet considered probable. Accordingly, no amount was recognized with respect to the Performance Warrants as of that date.

c.	Pursuant to the September 4, 2025, 2025 Private Placement, the Company issued restricted common stock purchase warrants to initially purchase up to 15,957 shares of common stock, par value $0.0001 per share, of the Company, subject to adjustment and exchange as described herein (See note 12T).

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding of December 31, 2025:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

Public and Private Warrants	92.00	837,625	0.53	16.19
April 2024 Warrants	6.88	14,535	0.01	0.02
August 2025 Warrant	4.4	250,000	0.24	0.23
September 2025 Private Placement Warrant	5.405	3,658,537	3.60	4.15
	0.0001 – 92.00	4,760,697	2.87	6.05

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at December 31, 2024:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at December 31, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
				USD

Public and Private Warrants	92.00	837,625	0.61	14.10
April 2024 Warrants	6.88	14,535	0.01	0.02
June 2024 Warrants	2.00	150,000	0.12	0.05
August 2024 Warrants	2.00	175,000	0.15	0.06
November 2024 Warrant	2.41	351,424	0.31	0.15
Pre-funded Warrants	0.0001	1,436,666	1.30	0.00
Private Placement Warrant	6.00	2,499,999	2.27	2.74
	0.0001 – 92.00	5,465,249	4.77	17.12

Warrant activities for the year ended December 31, 2025 were as follows:

	Number of warrants	Weighted Average Exercise Price
		USD

Outstanding at December 31, 2024	5,465,249	17.12
Granted	5,610,625	0.02
Exercised	(6,315,177)	2.74
	4,760,697	17.12